Share Repurchase Program	12 Months Ended
Dec. 31, 2022
Stockholders' Equity Note [Abstract]
Share Repurchase Program
15.
Share repurchase program

On December 28, 2021, the Company’s Board of Directors authorized a share repurchase program (“Share repurchase program”) under which the Company may repurchase up to US$100 million worth of its shares over a twelve-month period starting from December 28. 2021. The share repurchases may be made in accordance with applicable laws and regulations through open market transactions, privately negotiated transactions or other legally permissible means as determined by the management.

On December 28, 2022, the Company’s Board of Directors authorized an extension of the Company’s existing share repurchase program for another twelve-month period starting from December 28, 2022, with all other terms remain unchanged.

Under the Share repurchase program, for the year ended December 31, 2022, the Company has repurchased an aggregate of 5,699,315 shares for total cash consideration of US$34 million (RMB217.9 million) on the open market, at a weighted average price of US$5.94 per share.

The Company accounts for the repurchased ordinary shares under the cost method and includes such treasury share as a component of the shareholders’ equity.